Interests in Subsidiaries - Summary of Breakdown of Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	£ 2,809	£ 3,139
Inventories	5,279	5,998
Investments held at fair value	456	242
Total current assets	12,807	13,612
Imperial Tobacco Canada [Member]
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	1,114	992
Inventories	126	114
Investments held at fair value	351	115
Other	39	30
Total current assets	£ 1,630	£ 1,251